UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

HARVEST
VOLATILITY MANAGEMENT

HARVEST EDGE FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2019

Table of Contents

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	6
Schedules of Investments	7
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	24
Additional Information	33
Privacy Policy	34

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.hvmfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-434-4838 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.hvmfunds.com.

Neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Harvest Edge Funds	Shareholder Letter
April 30, 2019 (Unaudited)

The semi-annual period which ended on 4/30/19 was a challenge for the Harvest Edge Mutual Funds. In this report, you will find a listing of holdings, financial statements and highlights, and information about the performance and positioning of the funds.

Harvest edge funds apply our income-seeking options1 strategy over Core investments that offer investors a choice in their underly exposure (either equities, fixed income or cash equivalent asset classes). The income-seeking options strategy, which prefers more moderate equity market volatility and range trading, was negatively impacted by the sharp equity market decline in December. The subsequent equity market surge from January through April was too far too fast the other way such that we were unable to generate incremental returns to recover from the December losses.

Looking forward, the income-seeking option strategy component of our funds should benefit once again from (a) the richness of implied versus realized volatility in the S&P 500; (b) an equity market that is more range bound rather than continuing to surge to new all-time highs (or collapsing to new/recent lows); and a CBOE Volatility Index (VIX) that averages closer to 20 (its long term average) rather than closer to 10 (closer to historic lows).

We appreciate your continued patience as we seek to outperform our benchmarks and to work towards recovering the losses from December. Please advise if you have any comments or questions. Please also visit us at www.hvmfunds.com for other current information about our funds.

Richard L. Selvala, Jr.

Chief Executive Officer, Co-Founder, Portfolio Manager

[1]	An option is a financial contract that gives an investor the right, but not the obligation, to either buy or sell an asset at a pre-determined price (known as the strike price) by a specified date (known as the expiration date).

The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Funds’ investment methodology and do not constitute investment advice.

Disclosures

An investment in the Funds involves risk, including loss of principal. Certain investments or investment transactions, such as options, are subject to the risk that the Fund’s counter-party will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. The options in which the Fund invests are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. The Funds recently commenced operations and has limited operating history. There can be no assurance that the Fund will be successful.

Past performance is not indicative of future results. Indexes are unmanaged and cannot be invested into directly.

Semi-Annual Report | April 30, 2019	1

Harvest Edge Absolute Fund	Portfolio Update
April 30, 2019 (Unaudited)

Average Annual Total Returns (as of April 30, 2019)

	6 Month	YTD	1 Year	3 Year*	5 Year*	Since Inception*
Harvest Edge Absolute Fund (Investor) - NAV	-14.42%	0.08%	-15.54%	-3.31%	-0.88%	1.68%
Harvest Edge Absolute Fund (Institutional) - NAV	-14.32%	0.27%	-15.30%	-3.18%	-0.80%	1.72%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	1.17%	0.79%	2.15%	1.20%	0.74%	0.43%
Cboe S&P 500 Iron Condor Index	-3.89%	-0.71%	-6.33%	-1.19%	-1.22%	-0.48%

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months.

The Cboe S&P 500 Iron Condor Index is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500 Index (SPX) put option and a rolling monthly out-of-the-money (OTM) SPX call option; 2) buys a rolling monthly OTM SPX put option and a rolling monthly OTM SPX call option to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the index.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 7.77% for the Investor Class and 6.49% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense excluding interest expense is 1.24% for Investor Class and 0.99% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2020 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.95%.

Performance of $10,000* Initial Investment (as of April 30, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	A privately offered fund managed by Harvest Volatility Management LLC, the Fund’s investment adviser (“Adviser”), was reorganized into the Fund as of the date the Fund commenced operations December 19, 2017. This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

2	www.hvmfunds.com

Harvest Edge Absolute Fund	Portfolio Update
April 30, 2019 (Unaudited)

The Fund’s performance for periods prior to its commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown. For periods following the Fund’s commencement of operations on December 19, 2017, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

Semi-Annual Report | April 30, 2019	3

Harvest Edge Equity Fund	Portfolio Update

April 30, 2019 (Unaudited)

Average Annual Total Returns (as of April 30, 2019)

	6 Month	YTD	1 Year	Since Inception*
Harvest Edge Equity Fund (Investor) - NAV	0.35%	17.23%	0.77%	-1.29%
Harvest Edge Equity Fund (Institutional) - NAV	0.49%	17.43%	1.00%	-1.04%
S&P 500 Total Return Index	9.76%	18.25%	13.49%	8.97%

The Standard & Poor’s 500 Total Return Index (S&P 500) is an index of 505 stocks issued by 500 large companies with market capitalizations of at least $6.1 billion. It is seen as a leading indicator of U.S. equities and a reflection of the performance of the large-cap universe.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 37.27% for the Investor Class and 14.81% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 1.25% for Investor Class and 1.00% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2020 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.90%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of April 30, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	www.hvmfunds.com

Harvest Edge Bond Fund	Portfolio Update

April 30, 2019 (Unaudited)

Average Annual Total Returns (as of April 30, 2019)

	6 Month	YTD	1 Year	Since Inception*
Harvest Edge Bond Fund (Investor) - NAV	0.66%	2.37%	-0.42%	-3.15%
Harvest Edge Bond Fund (Institutional) - NAV	0.78%	2.48%	-0.18%	-2.93%
Bloomberg Barclays U.S. Aggregate Bond Index	5.49%	2.97%	5.29%	2.23%

The Barclays Capital U.S. Aggregate Bond Index is the most common index used to track the performance of investment grade bonds in the U.S.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 38.98% for the Investor Class and 15.57% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 0.92% for Investor Class and 0.67% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2020 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.60%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of April 30, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | April 30, 2019	5

Harvest Edge Funds	Disclosure of Fund Expenses

April 30, 2019 (Unaudited)

As a shareholder of the Funds, you will incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2018 and held until April 30, 2019.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expense Ratio(a)	Expenses Paid During period 11/1/18 - 4/30/19(b)
Harvest Edge Absolute Fund
Harvest Edge Absolute Fund - Investor
Based on Actual Fund Return	$ 1,000.00	$ 855.80	1.20%	$ 5.52
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.84	1.20%	$ 6.01
Harvest Edge Absolute Fund - Institutional
Based on Actual Fund Return	$ 1,000.00	$ 856.80	0.95%	$ 4.37
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76
Harvest Edge Equity Fund
Harvest Edge Equity Fund - Investor
Based on Actual Fund Return	$ 1,000.00	$ 1,003.50	1.15%	$ 5.71
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.09	1.15%	$ 5.76
Harvest Edge Equity Fund - Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,004.90	0.90%	$ 4.47
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.33	0.90%	$ 4.51
Harvest Edge Bond Fund
Harvest Edge Bond Fund - Investor
Based on Actual Fund Return	$ 1,000.00	$ 1,006.60	0.85%	$ 4.23
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26
Harvest Edge Bond Fund - Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,007.80	0.60%	$ 2.99
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.82	0.60%	$ 3.01

(a)	The Funds’ expense ratios have been based on the Funds’ most recent fiscal half-year expenses.
(b)	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181/365).

6	www.hvmfunds.com

Harvest Edge Absolute Fund	Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (27.45%)
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF (a)	19,559	$1,791,604

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,788,084)		1,791,604

PURCHASED OPTIONS (4.29%)(b)
S&P 500® Index	216	279,990

TOTAL PURCHASED OPTIONS
(Cost $205,507)		279,990

	Yield	Principal
SHORT TERM INVESTMENTS (88.34%)
United States Treasury Bill, 06/06/2019(a)	2.34%	$5,779,000	5,765,232

TOTAL SHORT TERM INVESTMENTS
(Cost $5,765,494)			5,765,232
TOTAL INVESTMENTS (120.08%)
(Cost $7,759,085)			$7,836,826

WRITTEN OPTIONS (premiums received $568,845) (-11.04%)			(720,630)

Liabilities In Excess Of Other Assets (-9.04%)			(590,086)

NET ASSETS (100.00%)			$6,526,110

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2019, the total value of securities held as collateral for the written options is $2,987,136.
(b)	See Purchased Options schedule for more details.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2019	7

Harvest Edge Absolute Fund	Schedule of Investments
April 30, 2019 (Unaudited)

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	05/17/2019	27	$7,953,741	$22,684	$162,270	$139,586
S&P 500® Index	$3,000	05/31/2019	27	7,953,741	18,634	30,510	11,876
S&P 500® Index	$3,050	06/14/2019	27	7,953,741	16,745	17,145	400
S&P 500® Index	$3,075	06/28/2019	27	7,953,741	16,340	18,765	2,425
				$31,814,964	$74,403	$228,690	$154,287

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,525	05/17/2019	27	$7,953,741	$51,574	$1,890	$(49,684)
S&P 500® Index	$2,625	05/31/2019	27	7,953,741	24,845	8,370	(16,475)
S&P 500® Index	$2,675	06/14/2019	27	7,953,741	31,325	18,765	(12,560)
S&P 500® Index	$2,625	06/28/2019	27	7,953,741	23,360	22,275	(1,085)
				$31,814,964	$131,104	$51,300	$(79,804)

Total Purchased Options				$63,629,928	$205,507	$279,990	$74,483

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	05/17/2019	27	$7,953,741	$(80,994)	$(345,060)	$(264,066)
S&P 500® Index	$2,950	05/31/2019	27	7,953,741	(49,945)	(91,530)	(41,585)
S&P 500® Index	$2,975	06/14/2019	27	7,953,741	(57,775)	(78,975)	(21,200)
S&P 500® Index	$3,000	06/28/2019	27	7,953,741	(59,394)	(71,955)	(12,561)
				$31,814,964	$(248,108)	$(587,520)	$(339,412)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,675	05/17/2019	27	$7,953,741	$(113,394)	$(4,725)	$108,669
S&P 500® Index	$2,775	05/31/2019	27	7,953,741	(62,095)	(20,385)	41,710
S&P 500® Index	$2,825	06/14/2019	27	7,953,741	(78,024)	(45,495)	32,529
S&P 500® Index	$2,825	06/28/2019	27	7,953,741	(67,224)	(62,505)	4,719
				$31,814,964	$(320,737)	$(133,110)	$187,627

Total Written Options				$63,629,928	$(568,845)	$(720,630)	$(151,785)

See Notes to Financial Statements
8	www.hvmfunds.com

Harvest Edge Equity Fund	Schedule of Investments
April 30, 2019 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (98.78%)
iShares® Core S&P 500® ETF (a)	985	$291,501
SPDR® S&P 500® ETF Trust (a)	992	291,668
Vanguard S&P 500® ETF (a)	1,080	291,611
Vanguard Total Stock Market ETF (a)	1,939	291,606

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,065,359)		1,166,386

PURCHASED OPTIONS (1.76%)(b)
S&P 500® Index	16	20,740

TOTAL PURCHASED OPTIONS
(Cost $15,230)		20,740

TOTAL INVESTMENTS (100.54%)
(Cost $1,080,589)		$1,187,126

WRITTEN OPTIONS (premiums received $42,132) (-4.52%)		(53,380)

Other Assets In Excess Of Liabilities (3.98%)		47,051

NET ASSETS (100.00%)		$1,180,797

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2019, the total value of securities held as collateral for the written options is $412,687.
(b)	See Purchased Options schedule for more details.

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	9

Harvest Edge Equity Fund	Schedule of Investments
April 30, 2019 (Unaudited)

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	05/17/2019	2	$589,166	$1,681	$12,020	$10,339
S&P 500® Index	$3,000	05/31/2019	2	589,166	1,382	2,260	878
S&P 500® Index	$3,050	06/14/2019	2	589,166	1,241	1,270	29
S&P 500® Index	$3,075	06/28/2019	2	589,166	1,211	1,390	179
				$2,356,664	$5,515	$16,940	$11,425

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,525	05/17/2019	2	$589,166	$3,821	$140	$(3,681)
S&P 500® Index	$2,625	05/31/2019	2	589,166	1,841	620	(1,221)
S&P 500® Index	$2,675	06/14/2019	2	589,166	2,321	1,390	(931)
S&P 500® Index	$2,625	06/28/2019	2	589,166	1,732	1,650	(82)
				$2,356,664	$9,715	$3,800	$(5,915)

Total Purchased Options				$4,713,328	$15,230	$20,740	$5,510

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	05/17/2019	2	$589,166	$(5,999)	$(25,560)	$(19,561)
S&P 500® Index	$2,950	05/31/2019	2	589,166	(3,699)	(6,780)	(3,081)
S&P 500® Index	$2,975	06/14/2019	2	589,166	(4,279)	(5,850)	(1,571)
S&P 500® Index	$3,000	06/28/2019	2	589,166	(4,399)	(5,330)	(931)
				$2,356,664	$(18,376)	$(43,520)	$(25,144)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,675	05/17/2019	2	$589,166	$(8,399)	$(350)	$8,049
S&P 500® Index	$2,775	05/31/2019	2	589,166	(4,599)	(1,510)	3,089
S&P 500® Index	$2,825	06/14/2019	2	589,166	(5,779)	(3,370)	2,409
S&P 500® Index	$2,825	06/28/2019	2	589,166	(4,979)	(4,630)	349
				$2,356,664	$(23,756)	$(9,860)	$13,896

Total Written Options				$4,713,328	$(42,132)	$(53,380)	$(11,248)

See Notes to Financial Statements
10	www.hvmfunds.com

Harvest Edge Bond Fund	Schedule of Investments
April 30, 2019 (Unaudited)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (97.06%)
Schwab U.S. Aggregate Bond ETF (a)	4,798	$248,153
SPDR® Portfolio Aggregate Bond ETF (a)	8,742	248,622
iShares Core U.S. Aggregate Bond ETF (a)	2,280	247,585
Vanguard Total Bond Market ETF (a)	3,050	246,928

TOTAL EXCHANGE-TRADED FUNDS
(Cost $974,845)		991,288

PURCHASED OPTIONS (1.01%)(b)
S&P 500® Index	8	10,370

TOTAL PURCHASED OPTIONS
(Cost $7,619)		10,370

TOTAL INVESTMENTS (98.07%)
(Cost $982,464)		$1,001,658

WRITTEN OPTIONS (premiums received $21,062) (-2.61%)		(26,690)

Other Assets In Excess Of Liabilities (4.54%)		46,380

NET ASSETS (100.00%)		$1,021,348

(a)	All or a portion of this security is held as collateral for the written call and put options. As of April 30, 2019, the total value of securities held as collateral for the written options is $269,762.
(b)	See Purchased Options schedule for more details.

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	11

Harvest Edge Bond Fund	Schedule of Investments
April 30, 2019 (Unaudited)

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	05/17/2019	1	$294,583	$841	$6,010	$5,169
S&P 500® Index	$3,000	05/31/2019	1	294,583	692	1,130	438
S&P 500® Index	$3,050	06/14/2019	1	294,583	621	635	14
S&P 500® Index	$3,075	06/28/2019	1	294,583	606	695	89
				$1,178,332	$2,760	$8,470	$5,710

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,525	05/17/2019	1	$294,583	$1,911	$70	$(1,841)
S&P 500® Index	$2,625	05/31/2019	1	294,583	921	310	(611)
S&P 500® Index	$2,675	06/14/2019	1	294,583	1,161	695	(466)
S&P 500® Index	$2,625	06/28/2019	1	294,583	866	825	(41)
				$1,178,332	$4,859	$1,900	$(2,959)

Total Purchased Options				$2,356,664	$7,619	$10,370	$2,751

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	05/17/2019	1	$294,583	$(2,999)	$(12,780)	$(9,781)
S&P 500® Index	$2,950	05/31/2019	1	294,583	(1,849)	(3,390)	(1,541)
S&P 500® Index	$2,975	06/14/2019	1	294,583	(2,139)	(2,925)	(786)
S&P 500® Index	$3,000	06/28/2019	1	294,583	(2,199)	(2,665)	(466)
				$1,178,332	$(9,186)	$(21,760)	$(12,574)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,675	05/17/2019	1	$294,583	$(4,199)	$(175)	$4,024
S&P 500® Index	$2,775	05/31/2019	1	294,583	(2,299)	(755)	1,544
S&P 500® Index	$2,825	06/14/2019	1	294,583	(2,889)	(1,685)	1,204
S&P 500® Index	$2,825	06/28/2019	1	294,583	(2,489)	(2,315)	174
				$1,178,332	$(11,876)	$(4,930)	$6,946

Total Written Options				$2,356,664	$(21,062)	$(26,690)	$(5,628)

See Notes to Financial Statements
12	www.hvmfunds.com

Harvest Edge Funds	Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
ASSETS
Investments, at value (Cost $7,759,085, $1,080,589 and $982,464, respectively)	$7,836,826	$1,187,126	$1,001,658
Cash and cash equivalents	87,760	32,119	31,065
Receivable from adviser	47,375	12,505	12,401
Other assets	47,785	20,582	20,470
TOTAL ASSETS	8,019,746	1,252,332	1,065,594
LIABILITIES
Written Options, at value (premiums received $568,845, $42,132 and $21,062, respectively)	720,630	53,380	26,690
Payable for capital shares redeemed	712,493	–	–
Payable for transfer agency fees	7,083	2,254	2,215
Payable for professional fees	23,845	10,928	10,647
Accrued distribution fees	21	24	23
Accrued compliance fees	3,198	398	340
Payable for administrative fees	20,166	3,337	3,064
Payable for trustees’ fees	76	65	55
Other accrued expenses	6,124	1,149	1,212
TOTAL LIABILITIES	1,493,636	71,535	44,246
NET ASSETS	$6,526,110	$1,180,797	$1,021,348

Net assets consist of:
Paid-in capital	$8,170,254	$1,192,860	$1,053,485
Total distributable earnings	(1,644,144)	(12,063)	(32,137)
NET ASSETS	$6,526,110	$1,180,797	$1,021,348
PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$99,866	$119,258	$111,714
Investor shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	11,856	12,256	12,286
Net asset value	$8.42	$9.73	$9.09
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$6,426,244	$1,061,539	$909,634
Institutional shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	763,431	108,691	96,253
Net asset value	$8.42	$9.77	$9.45

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	13

Harvest Edge Funds	Statements of Operations
For the Six Months Ended April 30, 2019 (Unaudited)

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
INVESTMENT INCOME
Dividends	$24,285	$11,370	$14,759
Interest	79,118	–	–
TOTAL INVESTMENT INCOME	103,403	11,370	14,759

EXPENSES
Investment advisory fees	27,925	2,953	2,260
Distribution fees
Investor Class	131	141	137
Transfer agency fees	16,320	10,963	10,676
Delegated transfer agent fees
Investor Class	67	12	11
Institutional Class	645	109	74
Interest expense	26,363	1,965	940
Administrative fees	121,247	15,795	14,833
Registration and filing fees	20,207	19,771	19,771
Professional fees	68,810	16,503	16,026
Custodian fees	5,909	5,334	5,283
Compliance fees	18,291	2,277	2,118
Trustees’ fees	49,177	5,864	5,430
Insurance fees	26,561	1,332	1,297
Printing of shareholder reports	4,437	534	473
Other expenses	12,252	2,952	2,905
TOTAL EXPENSES	398,342	86,505	82,234

Expenses waived/reimbursed by the Adviser
Investor Class	(4,106)	(8,331)	(8,554)
Institutional Class	(326,997)	(71,233)	(69,590)
NET EXPENSES	67,239	6,941	4,090

NET INVESTMENT INCOME	36,164	4,429	10,669

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized losses from investments	(654,299)	(44,855)	(19,914)
Net realized losses from written option contracts	(777,301)	(41,485)	(20,796)
Net realized losses	(1,431,600)	(86,340)	(40,710)

Net change in unrealized appreciation/(depreciation) on investments	136,525	102,123	43,845
Net change in unrealized appreciation/(depreciation) on written option contracts	(150,762)	(11,103)	(5,555)
Net change in unrealized appreciation/(depreciation)	(14,237)	91,020	38,290
NET REALIZED AND UNREALIZED GAINS/ LOSSES ON INVESTMENTS AND OPTIONS CONTRACTS	(1,445,837)	4,680	(2,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,409,673)	$9,109	$8,249

See Notes to Financial Statements
14	www.hvmfunds.com

Harvest Edge Absolute Fund	Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$36,164	$40,683
Net realized losses	(1,431,600)	(144,936)
Net change in unrealized depreciation	(14,237)	(59,807)
Net decrease in net assets resulting from operations	(1,409,673)	(164,060)

DISTRIBUTIONS TO SHAREHOLDERS
Investor	(311)	–
Institutional	(35,641)	(34,460)
Decrease in net assets from distributions to shareholders	(35,952)	(34,460)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	–	102,625
Dividends reinvested	311	–
Payments for shares redeemed	(105)	(2,524)
Net increase in net assets from Investor share transactions	206	100,101

Institutional
Proceeds from sales of shares	–	17,348,231
Dividends reinvested	35,505	34,460
Payments for shares redeemed	(1,957,219)	(7,424,363)
Net increase (decrease) in net assets from Institutional share transactions	(1,921,714)	9,958,328

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(3,367,133)	9,859,909

NET ASSETS:
Beginning of period	9,893,243	33,334
End of period	$6,526,110	$9,893,243

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	–	10,429
Dividends reinvested	37	–
Shares repurchased	(12)	(265)
Net increase	25	10,164
Shares outstanding, beginning of period	11,831	1,667
Shares outstanding, end of period	11,856	11,831

Institutional
Shares sold	–	1,732,080
Dividends reinvested	4,241	3,407
Shares repurchased	(231,744)	(746,220)
Net increase/(decrease)	(227,503)	989,267
Shares outstanding, beginning of period	990,934	1,667
Shares outstanding, end of period	763,431	990,934

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	15

Harvest Edge Equity Fund	Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$4,429	$4,802
Net realized losses	(86,340)	(21,426)
Net change in unrealized appreciation	91,020	4,269
Net increase (decrease) in net assets resulting from operations	9,109	(12,355)

DISTRIBUTIONS TO SHAREHOLDERS
Investor	(965)	–
Institutional	(7,870)	–
Decrease in net assets from distributions to shareholders	(8,835)	–

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	–	105,091
Dividends reinvested	965	–
Net increase in net assets from Investor share transactions	965	105,091

Institutional
Proceeds from sales of shares	107,316	975,002
Dividends reinvested	7,870	–
Payments for shares redeemed	(36,699)	–
Net increase in net assets from Institutional share transactions	78,487	975,002

TOTAL NET INCREASE IN NET ASSETS	79,726	1,067,738

NET ASSETS:
Beginning of period	1,101,071	33,333
End of period	$1,180,797	$1,101,071

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	–	10,471
Dividends reinvested	118	–
Net increase	118	10,471
Shares outstanding, beginning of period	12,138	1,667
Shares outstanding, end of period	12,256	12,138

Institutional
Shares sold	11,717	98,479
Dividends reinvested	961	–
Shares repurchased	(4,133)	–
Net increase	8,545	98,479
Shares outstanding, beginning of period	100,146	1,667
Shares outstanding, end of period	108,691	100,146

See Notes to Financial Statements
16	www.hvmfunds.com

Harvest Edge Bond Fund	Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$10,669	$11,310
Net realized losses	(40,710)	(6,861)
Long-term capital gain distributions from other investment companies	–	41
Net change in unrealized appreciation/depreciation	38,290	(24,724)
Net increase (decrease) in net assets resulting from operations	8,249	(20,234)

DISTRIBUTIONS TO SHAREHOLDERS
Investor	(835)	(4,902)
Institutional	(9,711)	(4,712)
Decrease in net assets from distributions to shareholders	(10,546)	(9,614)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	–	99,999
Dividends reinvested	835	4,902
Net increase in net assets from Investor share transactions	835	104,901

Institutional
Proceeds from sales of shares	–	900,001
Dividends reinvested	9,711	4,712
Net increase in net assets from Institutional share transactions	9,711	904,713

TOTAL NET INCREASE IN NET ASSETS	8,249	979,766

NET ASSETS:
Beginning of period	1,013,099	33,333
End of period	$1,021,348	$1,013,099

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	–	10,000
Dividends reinvested	94	525
Net increase	94	10,525
Shares outstanding, beginning of period	12,192	1,667
Shares outstanding, end of period	12,286	12,192

Institutional
Shares sold	–	93,053
Dividends reinvested	1,048	485
Net increase	1,048	93,538
Shares outstanding, beginning of period	95,205	1,667
Shares outstanding, end of period	96,253	95,205

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	17

Harvest Edge Absolute Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Investor Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.03		0.02
Net realized and unrealized loss on investments	(1.45)		(0.15)
Total from investment operations	(1.42)		(0.13)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.03)		–
Total distributions	(0.03)		–
NET DECREASE IN NET ASSET VALUE	(1.45)		(0.13)
NET ASSET VALUE, END OF PERIOD	$8.42		$9.87

TOTAL RETURN(b)	(14.42	%)(c)	(1.30	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$100		$117

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.81	%(d)	1.51	%(d)
Operating expenses excluding fee waivers/reimbursements	9.66	%(d)	7.73	%(d)
Net investment income including fee waivers/reimbursements	0.60	%(d)	0.20	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.20	%(d)	1.20	%(d)
Operating expenses excluding fee waivers/reimbursements	9.05	%(d)	7.42	%(d)
Net investment income/(loss) including fee waivers/reimbursements	(0.01	%)(d)	0.51	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)	72	%(c)

(a)	Calculated using average shares method.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements
18	www.hvmfunds.com

Harvest Edge Absolute Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.04		0.03
Net realized and unrealized loss on investments	(1.45)		(0.13)
Total from investment operations	(1.41)		(0.10)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.04)		(0.03)
Total distributions	(0.04)		(0.03)
NET DECREASE IN NET ASSET VALUE	(1.45)		(0.13)
NET ASSET VALUE, END OF PERIOD	$8.42		$9.87

TOTAL RETURN(b)	(14.32	%)(c)	(1.00	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$6,426		$9,776

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.56	%(d)	1.20	%(d)
Operating expenses excluding fee waivers/reimbursements	9.28	%(d)	6.45	%(d)
Net investment income including fee waivers/reimbursements	0.85	%(d)	0.36	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.95	%(d)	0.95	%(d)
Operating expenses excluding fee waivers/reimbursements	8.67	%(d)	6.20	%(d)
Net investment income including fee waivers/reimbursements	0.24	%(d)	0.61	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)	72	%(c)

(a)	Calculated using average shares method.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	19

Harvest Edge Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Investor Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.79		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.03		0.05
Net realized and unrealized loss on investments	(0.01	)(b)	(0.26)
Total from investment operations	0.02		(0.21)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.08)		–
Total distributions	(0.08)		–
NET DECREASE IN NET ASSET VALUE	(0.06)		(0.21)
NET ASSET VALUE, END OF PERIOD	$9.73		$9.79

TOTAL RETURN(c)	0.35	%(d)	(2.10	%)(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$119		$119

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.53	%(e)	1.26	%(e)
Operating expenses excluding fee waivers/reimbursements	16.34	%(e)	37.17	%(e)
Net investment income including fee waivers/reimbursements	0.61	%(e)	0.51	%(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.15	%(e)	1.15	%(e)
Operating expenses excluding fee waivers/reimbursements	15.96	%(e)	37.06	%(e)
Net investment income including fee waivers/reimbursements	0.23	%(e)	0.62	%(e)

PORTFOLIO TURNOVER RATE	10	%(d)	0	%(d)

(a)	Calculated using average shares method.
(b)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the six months ended April 30, 2019, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements
20	www.hvmfunds.com

Harvest Edge Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.81		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.04		0.07
Net realized and unrealized loss on investments	(0.01	)(b)	(0.26)
Total from investment operations	0.03		(0.19)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.07)		–
Total distributions	(0.07)		–
NET DECREASE IN NET ASSET VALUE	(0.04)		(0.19)
NET ASSET VALUE, END OF PERIOD	$9.77		$9.81

TOTAL RETURN(c)	0.49	%(d)	(1.90	%)(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$1,062		$982

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.26	%(e)	1.01	%(e)
Operating expenses excluding fee waivers/reimbursements	16.07	%(e)	14.71	%(e)
Net investment income including fee waivers/reimbursements	0.85	%(e)	0.74	%(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.90	%(e)	0.90	%(e)
Operating expenses excluding fee waivers/reimbursements	15.71	%(e)	14.60	%(e)
Net investment income including fee waivers/reimbursements	0.49	%(e)	0.85	%(e)

PORTFOLIO TURNOVER RATE	10	%(d)	0	%(d)

(a)	Calculated using average shares method.
(b)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the six months ended April 30, 2019, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	21

Harvest Edge Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Investor Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.10		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.09		0.12
Net realized and unrealized loss on investments	(0.03)		(0.60)
Total from investment operations	0.06		(0.48)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.07)		(0.42)
Total distributions	(0.07)		(0.42)
NET DECREASE IN NET ASSET VALUE	(0.01)		(0.90)
NET ASSET VALUE, END OF PERIOD	$9.09		$9.10

TOTAL RETURN(b)	0.66	%(c)	(4.91	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$112		$111

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.04	%(d)	0.96	%(d)
Operating expenses excluding fee waivers/reimbursements	16.60	%(d)	38.91	%(d)
Net investment income including fee waivers/reimbursements	1.90	%(d)	1.49	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.85	%(d)	0.85	%(d)
Operating expenses excluding fee waivers/reimbursements	16.41	%(d)	38.80	%(d)
Net investment income including fee waivers/reimbursements	1.71	%(d)	1.60	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)	0	%(c)

(a)	Calculated using average shares method.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements
22	www.hvmfunds.com

Harvest Edge Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.48		$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.10		0.16
Net realized and unrealized loss on investments	(0.03)		(0.63)
Total from investment operations	0.07		(0.47)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.10)		(0.05)
Total distributions	(0.10)		(0.05)
NET DECREASE IN NET ASSET VALUE	(0.03)		(0.52)
NET ASSET VALUE, END OF PERIOD	$9.45		$9.48

TOTAL RETURN(b)	0.78	%(c)	(4.71	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$910		$902

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.79	%(d)	0.72	%(d)
Operating expenses excluding fee waivers/reimbursements	16.34	%(d)	15.50	%(d)
Net investment income including fee waivers/reimbursements	2.15	%(d)	1.87	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.60	%(d)	0.60	%(d)
Operating expenses excluding fee waivers/reimbursements	16.15	%(d)	15.38	%(d)
Net investment income including fee waivers/reimbursements	1.96	%(d)	1.99	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)	0	%(c)

(a)	Calculated using average shares method.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements
Semi-Annual Report | April 30, 2019	23

Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

1. ORGANIZATION AND REGISTRATION

Harvest Volatility Edge Trust (the “Trust”) is an open-end management investment company created as a Delaware statutory trust on August 28, 2017 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund (each a “Fund” and collectively, the “Funds”, “Harvest Edge Funds”). The Funds’ investment adviser is Harvest Volatility Management, LLC (the “Adviser”). The Funds are open end, “diversified companies” registered under the 1940 Act.

The Harvest Edge Absolute Fund seeks to provide total return independent of general market direction. The Harvest Edge Absolute Fund was previously a privately offered fund managed by the Adviser and was reorganized into the Fund as of the date the Fund commenced operations (December 18, 2017). On December 18, 2017 the Absolute Fund received $16,082,269.48, in cash, through the tax free reorganization. This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Harvest Edge Equity Fund seeks investment results that generally correspond to the total return performance of U.S. large capitalization equity securities while generating incremental income.

The Harvest Edge Bond Fund seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.

The Trust offers Investor and Institutional share classes, which are sold at net asset value (“NAV”) and are not subject to a sales load. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

As of April 30, 2019, approximately 29% of the Absolute Fund, 100% of the Equity Fund and 87% of the Bond Fund are owned by affiliated parties.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on fiscal period end of the Funds.

Portfolio Valuation: The net asset value per common share of the Funds is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. Each Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trust’s Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. Shares of Exchange Traded Funds (“ETFs”) will usually be valued in the same manner as equity securities that are traded on an exchange.

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Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

An exchange-traded option is valued on the valuation day at the mean of the bid and ask prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant Exchange or Board of Trade for non-U.S. listed options. Flexible exchange options cleared by the Options Clearing Corporation will be valued by a pricing vendor. When the Fund writes a call option, it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentences.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Each Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Funds’ valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on treasury bills purchased are accreted or amortized to income over the life of the respective securities based on effective yield. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. All of the realized and unrealized gains and losses and net investment income of the Funds, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund share classes based on average net assets.

Additionally, the Funds may invest in ETFs or mutual funds, which are subject to management fees and other fees that may increase the costs of investing in ETFs or mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of ETFs or mutual funds are not included in the amounts shown as expenses in the Funds’ Statements of Operations or in the expense ratios included in the financial highlights.

Semi-Annual Report | April 30, 2019	25

Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

Federal Income Taxes: Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. A portion of distribution from real estate investment trusts may consist of dividends, capital gains, return of capital, any combination of these sources. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Indemnification: Under the Trust’s organizational documents, the Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. FAIR VALUE MEASUREMENTS

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

Harvest Edge Absolute Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,791,604	$–	$–	$1,791,604
Purchased Options	279,990	–	–	279,990
Short Term Investments	–	5,765,232	–	5,765,232
TOTAL	$2,071,594	$5,765,232	$–	$7,836,826
Other Financial Instruments
Liabilities
Written Options	$(720,630)	$–	$–	$(720,630)
TOTAL	$(720,630)	$–	$–	$(720,630)

Harvest Edge Equity Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,166,386	$–	$–	$1,166,386
Purchased Options	20,740	–	–	20,740
TOTAL	$1,187,126	$–	$–	$1,187,126
Other Financial Instruments
Liabilities
Written Options	$(53,380)	$–	$–	$(53,380)
TOTAL	$(53,380)	$–	$–	$(53,380)

Harvest Edge Bond Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$991,288	$–	$–	$991,288
Purchased Options	10,370	–	–	10,370
TOTAL	$1,001,658	$–	$–	$1,001,658
Other Financial Instruments
Liabilities
Written Options	$(26,690)	$–	$–	$(26,690)
TOTAL	$(26,690)	$–	$–	$(26,690)

There were no Level 3 securities held in any of the Funds at April 30, 2019.

Semi-Annual Report | April 30, 2019	27

Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

4. DERIVATIVE INSTRUMENTS

Derivatives Risk: The options in which the Funds invest are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own.

Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Options in which the Funds invest are usually traded on an exchange or through a central counterparty. The Funds are thus subject to the credit risk of the clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. To the extent that a Fund invests in options that are not traded on an exchange or through a central counterparty, the Adviser will evaluate the creditworthiness and financial responsibility of any counterparty based on factors deemed relevant by the Adviser. However, any such transaction would be subject to risks associated with the particular counterparty, including its creditworthiness.

The skills necessary to successfully execute options strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of options could also result in a loss that may substantially exceed the Fund’s initial investment. Use of derivatives may also cause a Fund to be subject directly or indirectly to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may, in some cases, cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the Fund had not engaged in such transactions.

Options Risk: Writing (selling) or purchasing an option involves the payment by the option holder (purchaser) and receipt by the seller of a premium and the corresponding right to purchase or obligation to sell the underlying instrument for a specific price at a certain time or during a certain period. Writing (selling) options involves greater risk because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received. The premiums received by the Funds for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the option holder (purchaser) loses its premium.

Writing (selling) call options involves the risk that the seller may be obligated to deliver securities at less than their current market price and, in the case of an uncovered or unhedged written option, the risk of loss is theoretically unlimited. Writing (selling) put options involves the risk that the seller must purchase the securities at more than their current market price.

The Funds intend to write (sell) and purchase call and put options on an equity index. Options on an index are similar to options on securities but because no underlying security can be delivered the option represents the right of the option holder (purchaser) to obtain from the writer (seller), in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the price level of the index at expiration.

Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. Successful use by the Funds of options on an equity index depends on the ability of the Adviser to correctly predict changes in the index’s volatility or other market factors. During periods of sudden and significant volatility in the equity markets, the Funds’ Collateral Yield Enhancement Strategy (as described in the Funds’ prospectus) will be adversely affected. As a result, a Fund’s net asset value per share may experience significant increases or decreases over short time periods. No assurance can be given that the Adviser’s judgment in this respect will be correct or that during certain market conditions a Fund will be able to close its written (sold) options, which may result in substantial losses to the Fund. In addition, a Fund’s use of purchased options intended to define or mitigate risk may be inadequate or unsuccessful.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

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Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The effect of derivatives instruments on each Fund’s Statement of Assets and Liabilities as of April 30, 2019:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Fair Value of Liability Derivatives
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Investments, at value	$279,990	$–
Equity Contracts (Written Options)	Written Options, at value	$–	$720,630
		$279,990	$720,630

Harvest Edge Equity Fund
Equity Contracts (Purchased Options)	Investments, at value	$20,740	$–
Equity Contracts (Written Options)	Written Options, at value	$–	$53,380
		$20,740	$53,380

Harvest Edge Bond Fund
Equity Contracts (Purchased Options)	Investments, at value	$10,370	$–
Equity Contracts (Written Options)	Written Options, at value	$–	$26,690
		$10,370	$26,690

Semi-Annual Report | April 30, 2019	29

Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

The effect of derivatives instruments on each Fund’s Statement of Operations for the period ended April 30, 2019:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(641,789)	$(68,403)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	(777,301)	(150,762)
Total		$(1,419,090)	$(219,165)
Harvest Edge Equity Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(35,530)	$8,893
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	(41,485)	(11,103)
Total		$(77,015)	$(2,210)
Harvest Edge Bond Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(17,828)	$4,441
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	(20,796)	(5,555)
Total		$(38,624)	$(1,114)

For the Harvest Edge Absolute Fund the average option month-end notional value purchased and written during the period ended April 30, 2019, were $66,275,310 and $66,275,310, respectively. For the Harvest Edge Equity Fund the average option month-end notional value purchased and written during the period ended April 30, 2019, were $4,046,694 and $3,866,420, respectively. For the Harvest Edge Bond Fund the average option month-end notional value purchased and written during the period ended April 30, 2019, were $2,023,347 and $2,023,347, respectively.

5. INVESTMENT ADVISORY AGREEMENT

Pursuant to its advisory agreement with the Trust, the Adviser provides investment advisory and certain related services and is entitled to a management fee, based on the net assets of each Fund, computed daily and payable monthly as show in the table below.

Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
0.65%	0.55%	0.45%

The Adviser has contractually agreed through March 1, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Funds to the extent necessary to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, expenses incurred in connection with any merger or reorganization, litigation and extraordinary expenses) to 0.95%, 0.90% and 0.60% of the average daily net assets of each class of shares for Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund, respectively. The limitation may not be increased or terminated prior to this time without approval of the Board and is subject to the Adviser’s recoupment rights. The Adviser is entitled to recoupment of previously waived or reduced fees, reimbursed expenses, and additional payments for three years from the date of the waiver, reduction, reimbursement, or additional payment, subject to the expense limitation in effect at the time of the waiver, reduction, reimbursement, or additional payment and at the time of the recoupment, if any. The receivable amounts from the Advisor at the end of the year can be located on the Statements of Assets and Liabilities.

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Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

As of April 30, 2019, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2021	Expires 2022	Total
Harvest Edge Absolute Fund
Investor Class	$5,281	$4,106	$9,387
Institutional Class	596,066	326,997	923,063
Harvest Edge Equity Fund
Investor Class	$37,260	$8,331	$45,591
Institutional Class	78,893	71,233	150,126
Harvest Edge Bond Fund
Investor Class	$37,353	$8,554	$45,907
Institutional Class	77,992	69,590	147,582

6. OTHER AGREEMENTS

Distribution and Service Plan: The Funds have adopted a plan of distribution for their Investor Class Shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class Shares and/or the provision of shareholder services to Investor Class shareholders. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The Funds’ Board of Trustees has currently authorized fees under the Plan at an annual rate of 0.25% of the average daily net asset value. The total amount paid by each Fund under the Plan is shown on the Statements of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of the Funds’ shares.

Administration, Bookkeeping and Pricing Services Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. ALPS receives a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses.

Transfer Agency Agreement: ALPS serves as the Transfer Agent to the Funds. Under the Transfer Agency and Services Agreement, ALPS is responsible for maintaining all shareholder records of the Funds. ALPS receives an annual minimum fee and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

Custody: UMB Bank, NA is the custodian of the Trust’s cash and investments. For its services, the Trust pays UMB Bank, NA asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Compliance: ALPS, pursuant to a Chief Compliance Officer Services Agreement with the Trust, provides chief compliance officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the Chief Compliance Officer Services Agreement.

Semi-Annual Report | April 30, 2019	31

Harvest Edge Funds	Notes to Financial Statements
April 30, 2019 (Unaudited)

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax characteristics of distributions paid to shareholders during the fiscal period ended October 31, 2018, were as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Harvest Edge Absolute Fund	$34,460	$–	$34,460
Harvest Edge Equity Fund	–	–	–
Harvest Edge Bond Fund	9,614	–	9,614

Unrealized Appreciation and Depreciation on Investments and Written Options: As of April 30, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation(depreciation) on investments and written options for Federal tax purposes were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Tax cost of portfolio investments	$7,190,277	$1,041,991	$961,403
Gross unrealized appreciation	$345,397	$122,816	$30,636
Gross unrealized depreciation	(419,478)	(31,060)	(17,072)
Net unrealized appreciation (depreciation)	$(74,081)	$91,756	$13,564

These temporary differences are primarily attributable to wash sales and mark-to-market adjustments of derivatives.

8. INVESTMENT TRANSACTIONS

Investment transactions for the period ended April 30, 2019, excluding U.S. Government Obligations and short-term investments, were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Purchases	$–	$111,409	$–
Sales	$616,459	$123,673	$49,336

9. SUBSEQUENT EVENT

At a meeting held on June 26, 2019, the Board of Trustees of Harvest Volatility Edge Trust approved the closing and subsequent liquidation of each Fund pursuant to the terms of a Plan of Liquidation. Effective as of the close of business on June 26, 2019, the Funds closed to investors. If no action is taken by a Fund shareholder prior to the liquidation date, the Fund will automatically redeem the shareholder’s Fund shares and distribute to such shareholder a liquidating distribution. The liquidation date is expected to be on or about August 27, 2019. Prior to this date, the Funds will engage in business and activities for the purposes of winding down their business and affairs and may deviate from their investment objective, investment strategies, and investment policies. Additional information is included in the Funds’ supplement dated June 26, 2019 to the Summary Prospectuses, Prospectus and Statement of Additional Information dated February 28, 2019.

32	www.hvmfunds.com

Harvest Edge Funds	Additional Information
April 30, 2019 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-(844) 434-4838 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov (once required to be filed).

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-(844) 434-4838.

SHAREHOLDER VOTE

A Special Meeting of Shareholders of the Fund, a series of the Trust, was held at at 420 Lexington Ave., Suite 2620, New York, NY 10170 on March 11, 2019. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among Harvest Volatility Edge Trust, on behalf of Harvest Edge Absolute Fund (“Acquired Fund”), Victory Portfolios, on behalf of Victory Harvest Premium Absolute Fund (“Acquiring Fund”), Harvest Volatility Management, LLC, and Victory Capital Management Inc

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Harvest Edge Absolute Fund	560,527	407,060	Yes

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Harvest Edge Equity Fund	110,737	5,082	Yes

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Harvest Edge Bond Fund	105,481	2,742	Yes

In 2019, the Adviser contemplated a transaction through which it would be acquired by a large financial institution and the Funds would be reorganized into newly created funds managed by the large financial institution. The conditions to the closing of this acquisition (and the corresponding reorganizations) were not met. On April 22, 2019, it was decided that this acquisition would not take place.

Semi-Annual Report | April 30, 2019	33

Harvest Edge Funds	Privacy Policy
April 30, 2019 (Unaudited)

The Funds collect nonpublic personal information about its customers1 from the following sources:

•	account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
•	account History, including information about the transactions and balances in a customer’s account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Funds may obtain consumer information about its customers from consumer reports.

The Funds will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Funds believe the recipient to be the fund customer or the customer’s authorized representative.
•	The Funds are required by law to release information to the recipient.

The Funds do not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Funds will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Funds restrict access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Funds may also share personal information with companies that it hires to provide support services. When the Funds or its Transfer Agent share nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Funds also maintain reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers’ nonpublic personal and consumer information.

The Funds will adhere to the policies and practices described in this notice for current and former shareholders of the Funds.

[1]	For purposes of this notice, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

34	www.hvmfunds.com

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Item 2.	Code of Ethics.

Not applicable – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

Not applicable – applies to listed companies only.

Item 6.	Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President and Principal Executive Officer

Date:	July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President and Principal Executive Officer

Date:	July 8, 2019

By:	/s/ P. Joseph Clough
Name:	P. Joseph Clough
Title:	Treasurer and Principal Financial and Accounting Officer

Date:	July 8, 2019